Share-Based Plans - Summary of Restricted Stock Units Activity (Details) - CIK 0001441693 Pro Farm Group, Inc	6 Months Ended
Jun. 30, 2022 $ / shares shares
Restricted stock units, Beginning Balance | shares	3,980
Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 1.17
Restricted stock units, Granted | shares	1,903
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.71
Restricted stock units, Settled | shares	(172)
Weighted Average Grant Date Fair Value, Settled | $ / shares	$ 1.15
Restricted stock units, Forfeited | shares	(201)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 0.63
Restricted stock units, Ending Balance | shares	5,510
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 1.03